Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Aug. 30, 2012
Supplement [Text Block]	jhf20_SupplementTextBlock
John Hancock Funds II
Supplement dated August 30, 2012 to the
current Class A and Class C, Class I, Class R2 and Class R6 Prospectuses
John Hancock Strategic Income Opportunities Fund
In the penultimate paragraph in the section of the Prospectus entitled "Fund summary — Principal investment strategies" and the ninth paragraph in the section "Fund details — Investment strategies," the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated August 30, 2012 to the
current Class NAV Shares and Class 1 Shares Prospectuses
John Hancock Strategic Income Opportunities Fund (the "Fund")
In the penultimate paragraph in the section of the Prospectus for the Fund entitled "Principal investment strategies" and, under the "Additional Information About the Funds" section, the ninth paragraph in the Investment strategies section for the Fund, the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus entitled "Fund summary — Principal investment strategies" and the ninth paragraph in the section "Fund details — Investment strategies," the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class A and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus entitled "Fund summary — Principal investment strategies" and the ninth paragraph in the section "Fund details — Investment strategies," the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus entitled "Fund summary — Principal investment strategies" and the ninth paragraph in the section "Fund details — Investment strategies," the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus entitled "Fund summary — Principal investment strategies" and the ninth paragraph in the section "Fund details — Investment strategies," the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus for the Fund entitled "Principal investment strategies" and, under the "Additional Information About the Funds" section, the ninth paragraph in the Investment strategies section for the Fund, the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Strategic Income Opportunities Fund | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf20_SupplementTextBlock
In the penultimate paragraph in the section of the Prospectus for the Fund entitled "Principal investment strategies" and, under the "Additional Information About the Funds" section, the ninth paragraph in the Investment strategies section for the Fund, the last sentence is amended and restated as follows:
In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.